Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment loss, including significant segment expenses
The table below is a summary of the segment loss, including significant segment expenses (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
CR-001 external research and development costs	$8,714	$19,411	$2,469
CR-002 external research and development costs	6,705	11,685	—
Other external research and discovery costs(1)	357	2,179	—
General and administrative personnel costs	3,225	10,517	112
Research and development personnel costs	4,211	9,356	—
Professional and consulting fees	1,542	5,852	50
Other segment items (2)	(147)	2,545	—
Net loss and comprehensive loss	$24,607	$61,545	$2,631
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(1)External research and discovery costs include CR-003 costs and other costs associated with candidate discovery activities.
(2)Other segment items includes office and facilities expense, interest expense, and miscellaneous other expense offset by interest income.

The table below is a summary of the segment loss, including significant segment expenses (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
CR-001 external research and development costs	$10,510
CR-002 external research and development costs	3,251
General and administrative personnel costs (including stock-based compensation expense)	1,153
Research and development personnel costs (including stock-based compensation expense)	61
Professional and consulting fees	1,981
Other segment items(1)	911
Net loss and comprehensive loss	$17,867
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(1)Other expense including interest expense and miscellaneous other expense offset by interest income